PRIVATE CAPITAL MANAGEMENT VALUE FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 91.3%
Communication Services — 15.2%
IMAX Corp. (Canada)*	80,030	$ 1,360,510
Perion Network Ltd. (Israel)*	72,275	2,421,213
QuinStreet, Inc.*	230,679	3,536,309
		7,318,032
Consumer Discretionary — 22.7%
Everi Holdings, Inc.*	53,351	926,707
Fiesta Restaurant Group, Inc.*	96,724	820,219
Lakeland Industries, Inc.*	72,183	1,045,210
Motorcar Parts of America, Inc.*	82,225	1,197,196
Stoneridge, Inc.*	29,613	730,257
Target Hospitality Corp.*	313,415	4,812,487
Visteon Corp.*	8,820	1,378,919
		10,910,995
Energy — 0.2%
Vitesse Energy, Inc.*	5,310	84,748
Financials — 24.3%
Capstar Financial Holdings, Inc.	48,124	837,839
Community Financial Corp. (The)	13,904	561,165
Eastern Bankshares, Inc.	36,840	595,703
ECN Capital Corp. (Canada)	434,105	952,426
First Busey Corp.	43,394	1,035,815
First Northwest Bancorp	55,798	845,340
Jefferies Financial Group, Inc.	45,125	1,772,510
KKR & Co., Inc.	32,730	1,826,661
SmartFinancial, Inc.	30,814	831,053
StoneX Group, Inc.*	19,527	1,716,033
Synovus Financial Corp.	16,324	684,792
		11,659,337
Health Care — 6.5%
Harrow Health, Inc.*	120,500	1,809,910
Lantheus Holdings, Inc.*	23,025	1,323,937
		3,133,847
Industrials — 9.6%
AerSale Corp.*	94,561	1,759,780
	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Air Transport Services Group, Inc.*	46,138	$ 1,306,167
Barrett Business Services, Inc.	9,800	973,924
CRA International, Inc.	4,711	559,855
		4,599,726
Information Technology — 10.6%
Asure Software, Inc.*	170,842	1,816,051
Information Services Group, Inc.	207,435	1,086,959
Powerfleet, Inc.*	375,300	1,073,358
Verint Systems, Inc.*	29,530	1,121,254
		5,097,622
Materials — 2.2%
Tronox Holdings PLC (United Kingdom), Class A	60,280	1,033,802
TOTAL COMMON STOCKS (Cost $25,725,227)		43,838,109

TOTAL INVESTMENTS - 91.3% (Cost $25,725,227)		43,838,109
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%		4,190,737
NET ASSETS - 100.0%		$48,028,846

*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to the Quarterly Portfolio of Investments
January 31, 2023
(Unaudited)
Portfolio Valuation – The Private Capital Management Value Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser a "'valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 01/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities*	$43,838,109	$43,838,109	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2023
(Unaudited)
significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.
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